Schedule I - Summary of Investments - Other Than Investments in Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	$ 27,423
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	27,216
Assets	176,364	$ 158,888
Available-for-sale, amortized cost	20,986	13,137
Fair Value	20,971	14,875
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	2,143	2,109
Fixed maturities, AFS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	20,986
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	20,971
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	20,971
Total fixed maturities, available-for-sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	20,986
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	20,971
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	20,971
U.S. government and government agencies and authorities (guaranteed and sponsored)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,643
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,669
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,887
States, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,452
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,456
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,456
Available-for-sale, amortized cost	1,452	761
Fair Value	1,456	875
Foreign governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	365
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	362
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	362
Available-for-sale, amortized cost	365	236
Fair Value	362	266
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,718
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,707
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,707
All other corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	11,662
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	11,650
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	11,650
All other mortgage-backed and asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	4,146
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	4,127
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	3,909
Fixed maturities, at fair value using fair value option
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	0
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	25
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	25
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	25
Non-redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	178
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	178
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	178
Total equity securities, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	203
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	203
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	203
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	2,138
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	2,131
Mortgage loans | Level 3 | Reported Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	2,131	2,092
Mortgage loans | Level 3 | Estimate of Fair Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, fair value	2,138	2,248
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,484
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,484
Policy loans | Level 3 | Reported Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets	1,484	1,452
Policy loans | Level 3 | Estimate of Fair Value Measurement [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Assets, fair value	1,484	$ 1,452
Futures, options and miscellaneous
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	195
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	15
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	15
Real estate acquired in satisfaction of debt
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	11
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	11
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	11
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,254
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value	1,254
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	1,254
Investments in partnerships and trusts
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost	1,147
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Amount	$ 1,147